Related Party Transactions - Additional Information (Details) - USD ($)			3 Months Ended
	Feb. 09, 2023	Dec. 21, 2022	Jun. 30, 2023	Dec. 31, 2023	Oct. 03, 2023	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Common stock par value				$ 0.0001		$ 0.0001
Outstanding balance for advances				$ 149,841		$ 3,017
7GC Co Holdings INC [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument conversion price per share | $ / shares		$ 10
Loans payable current				2,540,091
7GC Co Holdings INC [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument conversion price per share | $ / shares					$ 10
Debt Instrument, Face Amount					$ 500,000
Debt Instrument, Interest Rate, Stated Percentage					0.00%
7GC Co Holdings INC [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance for advances				$ 67,118
7GC Co Holdings INC [Member] | Sponsor [Member] | Working Capital Drawdowns and Extension Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity		$ 2,300,000
Proceeds from related party debt		$ 1,100,000
Common stock par value		$ 0.0001
7GC Co Holdings INC [Member] | Sponsor [Member] | Working Capital Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity		$ 500,000
Proceeds from related party debt	$ 177,500	900,000	$ 122,500
Debt instrument carrying amount			500,000
7GC Co Holdings INC [Member] | Sponsor [Member] | Extension Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity		1,800,000
Proceeds from related party debt		$ 200,000	900,000
Debt instrument carrying amount			$ 1,800,000